Information on market risk and fair value of financial assets and liabilities (telecom activities) - Book value of financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	€ 36,638	€ 35,348	€ 35,260
Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	11,551	11,163	11,051
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities	36,638	35,348	35,260
Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	36,630	35,339	35,247
Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 8	€ 9	€ 14